Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net Loss Per Share

3. Net Loss Per Share

Basic and diluted net loss per share was calculated by dividing the net loss per share attributed to the Company’s common shares by the weighted-average number of common shares outstanding during the period. Diluted net loss per share includes the effect of all dilutive, potentially issuable common equivalent shares as defined using the treasury stock method. All of the Company’s common stock equivalents are anti-dilutive due to the Company’s net loss position for all periods presented. Accordingly, common stock equivalents of approximately 4,705,000 stock options and 9,626,000 warrants at March 31, 2018 and 5,936,000 stock options and 9,842,000 warrants at March 31, 2017, were excluded from the calculation of weighted average shares for diluted net loss per share.

7.	Net Loss Per Share

Basic and diluted net loss per share was calculated by dividing the net loss per share attributed to the Company’s common shares by the weighted-average number of common shares outstanding. Diluted net loss per share includes the effect of all dilutive, potentially issuable common equivalent shares as defined using the treasury stock method. All of the Company’s common stock equivalents are anti-dilutive due to the Company’s net loss position for all periods presented. Accordingly, common stock equivalents of approximately 4,880,000 stock options and 9,626,000 warrants at December 31, 2017 and 4,177,000 stock options and 9,842,000 warrants at December 31, 2016, were excluded from the calculation of weighted average shares for diluted net loss per share.